PROVISION FOR INCOME TAXES (Narrative) (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Provision For Income Taxes 1	$ 11,127,000
Provision For Income Taxes 2	9,498,000
Provision For Income Taxes 3	34,867,000
Provision For Income Taxes 4	25,972,000
Provision For Income Taxes 5	1,611,000
Provision For Income Taxes 6	$ 30,700,000
Provision For Income Taxes 7	99.00%